7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding	1,730,750	1,735,000	1,561,250
Options Outstanding, granted	0	45,750	460,000
Options Outstanding, exercised	0	0	0
Options Outstanding, expired or cancelled	(503,750)	(50,000)	(286,250)
Options Outstanding	1,227,000	1,730,750	1,735,000
Options Exercisable	1,730,750	1,735,000	1,561,250
Options Exercisable, granted	0	45,750	460,000
Options Exercisable, exercised	0	0	0
Options Exercisable, expired or cancelled	(503,750)	(50,000)	(286,250)
Options Exercisable	1,227,000	1,730,750	1,735,000
Weighted average exercise price	$ 0.47	$ 0.48	$ 0.49
Weighted average exercise price, options granted	0	0.20	0.40
Weighted average exercise price, options exercised	0	0	0
Weighted average exercise price, options expired or cancelled	0.40	0.66	0.40
Weighted average exercise price	$ 0.50	$ 0.47	$ 0.48
Option 1
Expiry Date	Jul. 15, 2020
Optiion Exercise Price	$ 0.40
Number of Options	503,750
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	(503,750)
Stock Options, Balance	0
Option 2
Expiry Date	Sep. 26, 2021
Optiion Exercise Price	$ 0.72
Number of Options	393,750
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	393,750
Option 3
Expiry Date	Apr. 26, 2022
Optiion Exercise Price	$ 0.40
Number of Options	327,500
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	327,500
Option 4
Expiry Date	Mar. 14, 2023
Optiion Exercise Price	$ 0.40
Number of Options	450,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	450,000
Option 5
Expiry Date	Mar. 26, 2023
Optiion Exercise Price	$ 0.40
Number of Options	10,000
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	10,000
Option 6
Expiry Date	Jan. 07, 2024
Optiion Exercise Price	$ 0.20
Number of Options	45,750
Options Granted	0
Options Exercised	0
Options Expired or Cancelled	0
Stock Options, Balance	45,750
Option 7
Expiry Date		Mar. 03, 2019
Optiion Exercise Price		$ 0.66
Number of Options		50,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(50,000)
Stock Options, Balance		0
Option 8
Expiry Date		Jul. 15, 2020
Optiion Exercise Price		$ 0.40
Number of Options		503,750
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		503,750
Option 9
Expiry Date		Sep. 26, 2021
Optiion Exercise Price		$ 0.72
Number of Options		393,750
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		393,750
Option 10
Expiry Date		Apr. 26, 2022
Optiion Exercise Price		$ 0.40
Number of Options		327,500
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		327,500
Option 11
Expiry Date		Mar. 14, 2023
Optiion Exercise Price		$ 0.40
Number of Options		450,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		450,000
Option 12
Expiry Date		Mar. 26, 2023
Optiion Exercise Price		$ 0.40
Number of Options		10,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		10,000
Option 13
Expiry Date		Jan. 07, 2024
Optiion Exercise Price		$ 0.20
Number of Options		0
Options Granted		45,750
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		45,750
Option 14
Expiry Date			Oct. 16, 2018
Optiion Exercise Price			$ 0.40
Number of Options			286,250
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(286,250)
Stock Options, Balance			0
Option 15
Expiry Date			Mar. 03, 2019
Optiion Exercise Price			$ 0.66
Number of Options			50,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			50,000
Option 16
Expiry Date			Jul. 15, 2020
Optiion Exercise Price			$ 0.40
Number of Options			503,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			503,750
Option 17
Expiry Date			Sep. 26, 2021
Optiion Exercise Price			$ 0.72
Number of Options			393,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			393,750
Option 18
Expiry Date			Apr. 26, 2022
Optiion Exercise Price			$ 0.40
Number of Options			327,500
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			327,500
Option 19
Expiry Date			Mar. 14, 2023
Optiion Exercise Price			$ 0.40
Number of Options			0
Options Granted			450,000
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			450,000
Option 20
Expiry Date			Mar. 26, 2023
Optiion Exercise Price			$ 0.40
Number of Options			0
Options Granted			10,000
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			10,000